Fair Value of Financial Instruments (Narrative) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Note 17 - Fair Value Of Financial Instruments (Details) [Line Items]
Other commitment	$ 91,861,000	$ 75,097,000
Commitments to Extend Credit [Member]
Note 17 - Fair Value Of Financial Instruments (Details) [Line Items]
Other commitment	$ 92,921,000	$ 76,322,000